Business Combinations - Pro forma financial information (Details) - Arxis Businesses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Revenue	$ 1,389,563	$ 1,237,918
Net loss	$ (196,078)	$ (222,281)